Basic and Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Potential dilution share	318,122,430	177,699,182	55,632,713